Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 17, 2015
Document Effective Date	Apr. 17, 2015
Prospectus Date	Apr. 17, 2015
Jordan Opportunity Fund | Jordan Opportunity Fund
Risk/Return:
Trading Symbol	JORDX